Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) $ in Thousands		Dec. 31, 2024 USD ($)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings		$ 23,438			$ 26,222
Bank of China Xinyu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings		9,737	[1]		15,487	[1]	¥ 100,000
Export-Import Bank of China Jiangxi Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings		6,051	[2]	¥ 43,500	6,497	[2]	¥ 46,000
Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[3]	4,173			4,238
Agricultural Bank of China Xinyu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[4]	$ 3,477

[1]	For the year ended December 31, 2023, Jiangxi Yibo entered into four bank loan agreements with Bank of China Xinyu Branch with a total amount of $14,124 (RMB100,000), with maturity dates ranging from July 26, 2024 to November 14, 2024, and an annual interest rate of 4.00%. For the year ended December 31, 2023, Jiangxi Leibotai entered into a bank loan agreement with Bank of China Xinyu Branch for an amount of $1,363 (RMB9,650) with a maturity date of November 13, 2024 and an annual interest rate of 3.45%. As of December 31, 2024, these five loans were fully repaid upon maturity. For the year ended December 31, 2024, Jiangxi Yibo entered into another two bank loan agreements with a total amount of US$9,737 (RMB70,000) with an annual interest rate of 3.10%, which will mature varying from July 8, 2025 to July 19, 2025. The bank loans were guaranteed by Jiangxi Leibotai and related parties. (See Note 15).
[2]	As of December 31, 2023, Jiangxi Yibo had an outstanding bank loan of $6,497 (RMB46,000) from Export-Import Bank of China Jiangxi Branch with a maturity date of September 5, 2024 and an annual interest rate of 3.40%. As of December 31, 2024, the loan was fully repaid upon maturity. For the year ended December 31, 2024, Jiangxi Yibo entered into another bank loan agreement of $6,051 (RMB43,500) with Export-Import Bank of China Jiangxi Branch with an annual interest rate of 3.10%, which will mature on September 13, 2025. The bank loans were guaranteed by Xinyu High-Tech Investment Co., Ltd, a related party of the Group. (See Note 15).
[3]	For the year ended December 31, 2023, Jiangxi Yibo entered into a bank loan of $4,238 (RMB30,000) with a maturity date of January 5, 2024 and an annual interest rate of 4.85%, which was repaid on January 5, 2024. On January 9, 2024, Jiangxi Yibo renewed the borrowing for $4,173 (RMB30,000) with one-year term and an annual interest rate of 3.80%. The bank loans were guaranteed by a related party of the Group. (See Note 15).
[4]	On January 1, 2024, Jiangxi Yibo obtained a new bank loan of $7,030 (RMB50,000) with one-year term and an annual interest rate of 3.82%, which was fully repaid as of December 31, 2024. On April 25, 2024, Jiangxi Yibo obtained another one-year bank loan of $3,477 (RMB 25,000) at an annual interest rate of 3.00%. Jiangxi Yibo expects to repay the borrowing in full upon its maturity. The outstanding loan was guaranteed by Jiangxi Leibotai and two related parties of the Group and was secured by the mortgage of the properties of Jiangxi Yibo. (See Note 15).